Income taxes - Deductible Temporary Difference, losses and Unused Tax Credits (Details) $ in Millions	Dec. 31, 2020 USD ($)
Disclosure of temporary difference and unused tax credits
Unused tax credits for which no deferred tax asset recognised	$ 48.7
Royalty, stream and working interests.
Disclosure of temporary difference and unused tax credits
Unused tax credits for which no deferred tax asset recognised	25.1
Tax losses (expiry dates - 2029-2033)
Disclosure of temporary difference and unused tax credits
Unused tax credits for which no deferred tax asset recognised	$ 23.6